Other (Income) Expenses	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Other (Income) Expenses	NOTE 6 OTHER EXPENSES (INCOME) 2022 2021 Integration and restructuring related costs 46 43 Foreign exchange loss, net of related derivatives 31 42 Earnings of equity-accounted investees (247) (89) Bad debt expense 12 26 COVID-19 related expenses 8 45 Gain on disposal of investment (19) ‐ Project feasibility costs 79 50 Customer prepayment costs 42 45 Legal expenses 21 6 Consulting expenses 29 4 Employee special recognition award 61 ‐ Cloud computing transition adjustment ‐ 36 Other expenses 141 104 204 312 In 2021, the IFRS Interpretations Committee published a final agenda decision that clarified how to recognize certain configuration and customization expenditures related to cloud computing with retrospective application. Costs that do not meet the capitalization criteria should be expensed as incurred. In 2021, we changed our accounting policy to align with the interpretation and previously capitalized costs that no longer qualified for capitalization were expensed as a transition adjustment since they were not material.